Reporting Entity, Nature of Operations and Going Concern Uncertainty (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Reporting Entity, Nature of Operations and Going Concern Uncertainty [Abstract]
Accumulated deficit	$ (644,169,628)	$ (480,333,695)
Net loss	(166,195,699)	(51,424,409)	$ (73,418,745)
Operating activities	(40,890,120)	(36,651,124)	(38,126,897)
Investing activities	(11,528,753)	(11,172,500)	$ (12,000,742)
Cash	5,269,084	$ 5,056,040
Outstanding credit facility	$ 30,000,000
Maturity date	Jan. 31, 2026